Share-Based Compensation	9 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation

Stock Option Activity
There were no stock options granted during the nine months ended September 30, 2016. The aggregate intrinsic value of our stock options exercised during the three and nine months ended September 30, 2016 was $8.0 million and $11.2 million, respectively, and the actual tax benefit realized on options exercised during these periods was $3.1 million and $4.4 million, respectively.

8.	Share-Based Compensation, continued
As of September 30, 2016 we have fully recognized compensation cost for our outstanding options.
The compensation cost charged against income, for stock options for the three months ended September 30, 2016 and 2015, was $100,000 and $376,000, respectively. The corresponding income tax benefit recognized was $39,000 and $147,000, for the three months ended September 30, 2016 and 2015, respectively.
The compensation cost charged against income, for stock options for the nine months ended September 30, 2016 and 2015, was $415,000 and $1.1 million, respectively. The corresponding income tax benefit recognized was $162,000 and $436,000, for the nine months ended September 30, 2016 and 2015, respectively.
Nonvested Stock Activity
During the nine months ended September 30, 2016, we granted 122,733 shares of nonvested common stock to our directors and our non-executive employees. In April 2016 we granted 4,992 of these shares to our directors. Assuming continued service through each vesting date, the awards granted to our directors will vest in three equal annual installments beginning April 2017 to April 2019. In September 2016, we granted 117,741 shares to our non-executive employees. Assuming continued service through each vesting date, the awards granted to our non-executive employees will vest in four equal annual installments beginning September 2017 to September 2020.
Total compensation cost charged against income related to nonvested stock awards was $1.5 million and $1.2 million, for three months ended September 30, 2016 and 2015, respectively. The corresponding income tax benefit recognized in the income statement was $577,000 and $454,000, for the three months ended September 30, 2016 and 2015, respectively.
Total compensation cost charged against income related to nonvested stock awards was $4.6 million and $4.2 million, for the nine months ended September 30, 2016 and 2015, respectively. The corresponding income tax benefit recognized in the income statement was $1.8 million and $1.6 million, for the nine months ended September 30, 2016 and 2015, respectively.
At September 30, 2016, there was $19.2 million of unrecognized compensation cost related to these nonvested shares, which will be recognized over a weighted-average period of 3.1 years. A summary of our nonvested stock activity for the nine months ended September 30, 2016 is as follows (in thousands, except per share amounts):

	Shares	Grant Date Weighted- Average Fair Value Per Share
Outstanding at December 31, 2015	417	$38.28
Granted	123	$68.49
Vested	(18)	$27.58
Forfeited/Canceled	(5)	$39.05
Outstanding at September 30, 2016	517	$45.83

Restricted Stock Unit Activity
During the nine months ended September 30, 2016, we granted 228,202 performance based restricted stock units ("RSUs") to our executive and non executive officers representing the right to receive one share of common stock. These RSUs will be earned upon the achievement of applicable performance criteria during the performance periods, from fiscal period 2016 to 2019, as set forth in the 2016 equity performance award agreements. Assuming achievement of the required performance conditions and continued service through each vesting date, these awards will further vest in four equal annual installments on the later to occur of the certification of the applicable results or the annual anniversary of the grant date.

8.	Share-Based Compensation, continued
Total compensation cost charged against income related to RSU awards was $3.0 million and $2.3 million for the three months ended September 30, 2016 and 2015, respectively. The corresponding income tax benefit recognized in the income statement was $1.2 million and $892,000, for the three months ended September 30, 2016 and 2015, respectively.
Total compensation cost charged against income related to RSU awards was $8.6 million and $6.8 million for the nine months ended September 30, 2016 and 2015, respectively. The corresponding income tax benefit recognized in the income statement was $3.4 million and $2.7 million, for the nine months ended September 30, 2016 and 2015, respectively.
At September 30, 2016, there was $20.2 million of unrecognized compensation cost related to these RSUs, which will be recognized over a weighted-average period of 3.5 years. A summary of our restricted stock unit activity for the nine months ended September 30, 2016 is as follows (in thousands, except per share amounts):

	Shares	Grant Date Weighted- Average Fair Value Per Share
Outstanding at December 31, 2015	747	$37.91
Granted	228	$56.01
Paid Out	(216)	$25.81
Forfeited/Canceled	(1)	$21.04
Outstanding at September 30, 2016	758	$46.82